RESTRICTED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 10. RESTRICTED STOCK

 During the nine months ended September 30, 2013, the Company granted an aggregate of 64,088 restricted shares of Common Stock to certain officers, employees, directors and consultants of the Company.  The grants were issued pursuant to the 2008 Plan.  The grant date fair value of these restricted stock grants was approximately $313,000.  Share-based compensation expense related to restricted stock recognized in the nine months ended September 30, 2013 and September 30, 2012 was approximately $355,000 and $200,000, respectively.

 A summary of the Company’s non-vested restricted stock activity as of and for the nine months ended September 30, 2013, is as follows:

Restricted Stock	Shares	Weighted- Average Grant-Date Fair Value
Non-vested at January 1, 2013	316,044	$16.60
Granted	64,088	4.88
Vested	(33,042)	18.38
Forfeited	(24,500)	9.94
Non-vested at September 30, 2013	157,373	$14.40

 Among the 322,590 shares of non-vested restricted stock, the various vesting criteria include the following:

·	165,460 shares of restricted stock vest upon the FDA approval of Symphony or the sale of the Company or its assets; and

·	157,130 shares of restricted stock vest over one to four years, at each of the anniversary dates of the grants.

 As of September 30, 2013, there was approximately $863,000 of total unrecognized compensation expense related to non-vested share-based restricted stock arrangements granted pursuant to the Company’s equity compensation plans that vest over time in the foreseeable future. As of September 30, 2013, the Company cannot estimate the timing of completion of performance vesting requirements required by certain of these restricted stock grant arrangements.  Compensation expense related to these restricted share grants will be recognized when the Company concludes that achievement of the performance vesting conditions is probable.

Share-Based Compensation – Restricted Stock

For restricted stock issued and outstanding during the years ended December 31, 2012, 2011 and 2010, the Company incurred non-cash compensation expense of $574,024, $323,463 and $393,249, respectively, each net of estimated forfeitures.

As of December 31, 2012, the Company had outstanding restricted stock grants of 316,042 shares with a weighted-average grant-date value of $16.60. A summary of the status of the Company’s non-vested restricted stock grants as of December 31, 2012, and changes during the year ended December 31, 2012 is presented below:

Non-vested Shares:	Shares	Weighted- Average Grant-Date Fair Value
Non-vested shares at January 1, 2012	181,960	$17.20
Granted	131,416	$17.20
Grants made in prior periods, now becoming restricted	22,000	$9.20
Vested	(14,334)	$21.20
Forfeited	(5,000)	$18.40
Non-vested shares at December 31, 2012	316,042	$16.60

Of the 316,042 shares of non-vested restricted stock, vesting criteria are as follows:

•	167,960 shares of restricted stock vest upon the FDA approval of Symphony or the sale of the Company;

•	22,000 shares of restricted stock vest upon the sale of the Company; and

•	126,082 shares of restricted stock vest over 4 years, at each of the anniversary dates of the grants.

As of December 31, 2012, there was approximately $1,861,000 of total unrecognized compensation expense related to non-vested share-based restricted stock arrangements granted under the Company’s equity compensation plans that vest over time in the foreseeable future. As of December 31, 2012, the Company cannot estimate the timing of completion of the performance vesting requirements required by certain of these restricted stock grant arrangements. Compensation expense related to these restricted share grants will be recognized when the Company concludes that achievement of the performance vesting conditions is probable.